SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Assets and liabilities measured at fair value
Short-term investments measured at fair value	¥ 50,031			$ 7,154
Wealth Management Products
Assets and liabilities measured at fair value
Short-term investments measured at fair value	50,031
Exchange traded fund products and wealth management products
Assets and liabilities measured at fair value
Total gain recognized for change in fair values	646	¥ 1,217	¥ 4,166
Recurring | Level 2 | Wealth Management Products
Assets and liabilities measured at fair value
Short-term investments measured at fair value	¥ 0	¥ 50,031